Stock-Based Compensation Plans (Tables)	12 Months Ended
Jun. 30, 2012
Stock-Based Compensation Plans [Abstract]
Assumptions Used in Black-Scholes Option Pricing Model [Table Text Block]
Weighted average risk-free interest rate	3.23%
Weighted average expected term	6.5 years
Weighted average expected volatility	59.57%
Weighted average expected dividend yield	6.72%

Summary of Stock Option Activity [Table Text Block]

	2012		2011
		Weighted Average		Weighted Average
		Exercise		Exercise
		Price		Price
	Shares	Per Share	Shares	Per Share
Outstanding at beginning of year	144,834	$12.50	171,750	$12.36
Options granted	---	---	---	---
Exercised	(41,134)	$12.50	(26,916)	$11.61
Expired	---	---	---	---
Outstanding at end of year	103,700	$12.50	144,834	$12.50
Exercisable at end of year	103,700	$12.50	144,834	$12.50

Options Outstanding and Exercisable [Table Text Block]

Options Outstanding and Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$12.50	103,700	6.25	$12.50
Total	103,700		$12.50